Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening balance, options		3,489	3,856
Granted, options			2,226
Exercised, options	(969,000)		(188)
Forfeited, options	(176,000)		(2,405)
Ending balance, Options	3,489	2,344	3,489
Exercisable - December 31, 2020, options	1,712	1,241	1,712
Opening Balance, Weighted Average Exercise Price		$ 0.2160	$ 1.9693
Granted, Weighted Average Exercise Price			0.0121
Exercised, Weighted Average Exercise Price	$ 0.1030		0.1097
Forfeited, Weighted Average Exercise Price	0.1507		0.0724
Ending Balance, Weighted Average Exercise Price	0.2160	0.2500	0.2160
Exercisable - December 31, 2020, Weighted Average Exercise Price	$ 0.3827	$ 0.4367	$ 0.3827
Outstanding - December 31, 2020, Weighted Average Remaining Contractual Term (Years)		7 years 8 months 12 days	8 years 2 months 12 days
Exercisable - December 31, 2020, Weighted Average Remaining Contractual Term (Years)		7 years 2 months 12 days	7 years 7 months 6 days
Outstanding - December 31, 2020, Aggregate Intrinsic Value	$ 1,309	$ 23,670	$ 1,309
Exercisable - December 31, 2020, Aggregate Intrinsic Value	$ 581	$ 12,302	$ 581